   As filed with the Securities and Exchange Commission on September 27, 2001


                                              1933 Act Registration No. 33-87254
                                              1940 Act Registration No. 811-8764

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-lA

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]


                         Pre-Effective Amendment No.      [ ]
                                                    ---
                      Post-Effective Amendment No.  12    [X]
                                                    ---
                                     and/or


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]


                             Amendment No. 14   [X]
                                           --

                        (Check appropriate box or boxes.)


                     PAINEWEBBER PACE SELECT ADVISORS TRUST
               (Exact Name of Registrant as Specified in Charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (212) 713-2000

                              AMY R. DOBERMAN, ESQ.
                             Brinson Advisors, Inc.
                           1285 Avenue of the Americas
                          New York, New York 10019-6028
                     (Name and Address of Agent for Service)


                                   Copies to :

                                JON S. RAND, ESQ.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099
                            Telephone: (212) 728-8000


Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective (check appropriate box):

[   ]  immediately upon filing pursuant to paragraph (b)
 ---
[ X ]  on October 29, 2001 pursuant to paragraph (b)
 ---
[   ]  60 days after filing pursuant to paragraph (a)(1)
 ---
[   ]  on (date) pursuant to paragraph (a)(1)
 ---
[   ]  75 days after filing pursuant to paragraph (a)(2)
 ---
[   ]  on (date) pursuant to paragraph (a)(2) of rule 485.
 ---

If appropriate, check the following box:

[ X ]  this post-effective amendment designates a new effective date for a
 ---   previously filed post-effective amendment.

Parts A and B of the registration statement were previously filed.

                            PART C. OTHER INFORMATION

Item 23. EXHIBITS


          (1)  (a) Certificate of Business Trust effective September 9, 1994 1/

               (b) Amended and Restated Trust Instrument 2/


               (c)  Form of Certificate of Amendment to Trust Instrument 14/


          (2)  Amended and Restated By-Laws 2/

          (3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 3/

          (4)  (a) Investment Management and Administration Agreement 4/

               (b) Sub-Advisory Agreement with Pacific Investment Management Company LLC with respect to PACE Government Securities Fixed Income Investments dated as of October 10, 2000 2/

               (c) Sub-Advisory Agreement with Metropolitan West Asset Management LLC with respect to PACE Intermediate Fixed Income Investments dated as of October 10, 2000 2/

               (d) Sub-Advisory Agreement with Pacific Investment Management Company LLC with respect to PACE Strategic Fixed Income Investments dated as of May 5, 2000 2/

               (e) Sub-Advisory Agreement with Standish, Ayer & Wood, Inc. with respect to PACE Municipal Fixed Income Investments dated as of October 10, 2000 2/


               (f) Form of Sub-Advisory Agreement with Standish Mellon Asset Management Company LLC with respect to PACE Municipal Fixed Income Investments 14/


               (g) Sub-Advisory Agreement with Rogge Global Partners plc with respect to PACE Global Fixed Income Investments dated as of October 10, 2000 2/


               (h) Sub-Advisory Agreement with Fischer Francis Trees & Watts, Inc. and its affiliates with respect to PACE Global Fixed Income Investments dated as of November 13, 2000 14/

               (i) Sub-Advisory Agreement with SSgA Funds Management, Inc. with respect to PACE Large Company Value Equity Investments dated as of May 1, 2001 and related Parent Guarantee dated as of April 30, 2001 14/


               (j) Sub-Advisory Agreement with Institutional Capital Corporation with respect to PACE Large Company Value Equity Investments dated as of July 1, 2000 2/

               (k) Sub-Advisory Agreement with Westwood Management Corporation with respect to PACE Large Company Value Equity Investments dated as of July 1, 2000 2/

               (l) Sub-Advisory Agreement with Alliance Capital Management L.P. with respect to PACE Large Company Growth Equity Investments dated as of October 10, 2000 2/


               (m) Sub-Advisory Agreement with SSgA Funds Management, Inc. with respect to PACE Large Company Growth Equity Investments dated as of May 1, 2001 and related Parent Guarantee dated as of April 30, 2001 14/


               (n) Sub-Advisory Agreement with Ariel Capital Management, Inc. with respect to PACE Small/Medium Company Value Equity Investments dated as of October 4, 1999 1/

               (o) Sub-Advisory Agreement with ICM Asset Management, Inc. with respect to PACE Small/Medium Company Value Equity Investments dated as of October 10, 2000 2/

               (p) Sub-Advisory Agreement with Delaware Management Company with respect to PACE Small/Medium Company Growth Equity Investments dated as of December 16, 1996 5/

               (q) Sub-Advisory Agreement with Martin Currie Inc. with respect to PACE International Equity Investments dated as of October 10, 2000 10/

               (r) Sub-Advisory Agreement with Schroder Investment Management North America Inc. with respect to PACE International Emerging Markets Equity Investments dated as of June 15, 1995 4/


               (5)  (a) Form of Principal Underwriting Contract 14/

                    (b)  Form of Dealer Agreement with UBS PaineWebber Inc. 14/

                    (c)  Form of Selected Dealer Agreement 14/


               (6)  Bonus, profit sharing or pension plans - none

               (7)  Custodian Agreement (to be filed)

               (8)  Transfer Agency Agreement (to be filed)

               (9) Opinions and consents of Counsel on legality of shares (to be filed)

               (10) Other opinions, appraisals, rulings and consents: Auditors'
                    consent (to be filed)

               (11) Financial Statements omitted from prospectus - none

               (12) Letter of investment intent 6/


               (13) Plan pursuant to Rule 12b-1

                    (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A shares 2/

                    (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares 2/

                    (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares 2/


               (14) Plan pursuant to Rule 18f-3 14/


               (15) Code of Ethics

                    (a) Code of Ethics for Registrant and Brinson Advisors, Inc. (manager and principal underwriter) 7/

                    (b) Code of Ethics for Pacific Investment Management Company LLC 8/

                    (c) Code of Ethics for Metropolitan West Asset Management LLC 9/

                    (d)  Code of Ethics for Standish, Ayer & Wood, Inc. 10/

                    (e)  Code of Ethics for Rogge Global Partners plc 10/


                    (f) Code of Ethics for Fischer Francis Trees & Watts, Inc. and its affiliates 14/

                    (g)  Code of Ethics for SSgA Funds Management, Inc. 14/


                    (h)  Code of Ethics for Institutional Capital Corporation
                         11/

                    (i)  Code of Ethics for Westwood Management Corporation 11/


                    (j)  Code of Ethics for Alliance Capital Management L.P. 14/

                    (k)  Code of Ethics for Ariel Capital Management, Inc. 14/


                    (l)  Code of Ethics for ICM Asset Management, Inc. 8/

                    (m)  Code of Ethics for Delaware Management Company 12/

                    (n)  Code of Ethics for Martin Currie Inc. 10/

                    (o) Code of Ethics for Schroder Investment Management North America Inc. 9/

               (16) Power of Attorney for Ms. Alexander and Messrs. Armstrong, Beaubien, Bewkes, Burt, Feldberg, Gowen, Hewitt, Janklow, Schafer, Storms and White (filed herewith)


     ---------------------------------------------------------------------------

1/ Incorporated by reference from Post-Effective Amendment No. 8 to registration statement, SEC File No. 33-87254, filed December 1, 1999.

2/ Incorporated by reference from Registrant's N-14 registration statement for the series designated PACE Intermediate Fixed Income Investments, SEC File No. 333-49052, filed November 1, 2000.

3/ Incorporated by reference from Articles IV, VI, IX and X of Registrant's Trust Instrument and from Articles V and IX of Registrant's By-Laws.

4/ Incorporated by reference from Post-Effective Amendment No. 1 to registration statement, SEC File No. 33-87254, filed February 23, 1996.

5/ Incorporated by reference from Post-Effective Amendment No. 4 to registration statement, SEC File No. 33-87254, filed November 13, 1997.

6/ Incorporated by reference from Registrant's N-1A registration statement, SEC File No. 33-87254, filed June 19, 1995.

7/ Incorporated by reference from Post-Effective Amendment No. 29 to registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed June 27, 2000.

8/ Incorporated by reference from Post-Effective Amendment No. 27 to the registration statement of PaineWebber Securities Trust, SEC File No. 33-55374, filed October 31, 2000.

9/ Incorporated by reference from Post-Effective Amendment No. 68 to the registration statement of PaineWebber Managed Investments Trust, SEC File No. 2-91362, filed October 31, 2000.

10/ Incorporated by reference from Post-Effective Amendment No. 10 to the registration statement, SEC File No. 33-87254, filed November 9, 2000.

11/ Incorporated by reference from Post-Effective Amendment No. 46 to the registration statement of PaineWebber America Fund, SEC File No. 2-78626, filed October 31, 2000.

12/ Incorporated by reference from Post-Effective Amendment No. 16 to the registration statement of PaineWebber Managed Assets Trust, SEC File No. 33-42160, filed October 31, 2000.

13/ Incorporated by reference from Post-Effective Amendment No. 9 to the registration statement, SEC File No. 33-87254, filed September 29, 2000.


14/ Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement, SEC File No. 33-87254, filed on July 31, 2001.


Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

            Item 25. INDEMNIFICATION

            Article IX, Section 2 of the Amended and Restated Trust Instrument of PaineWebber PACE Select Advisors Trust ("Trust Instrument") provides that the Registrant will indemnify its trustees, officers, employees, investment managers and administrators and investment advisors to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee, officer, employee, investment manager and administrator or investment advisor; provided that (i) no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or did not act in good faith in the reasonable belief that his or her action was in the best interest of the Registrant, or (ii) no such person shall be indemnified where there has been a settlement, unless there has been a determination that such person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; such determination shall be made (A) by the court or other body approving the Settlement, (B) by the vote of at least a majority of those trustees who are neither Interested Persons of the trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

            "Interested Person" has the meaning provided in the Investment Company Act of 1940, as amended from time to time. Article IX, Section 2(d) of the Trust Instrument also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

            Article IX, Section 1 of the Trust Instrument provides that the trustees and officers of the Registrant (i) shall not be personally liable to any person contracting with, or having a claim against, the Trust, and (ii) shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment advisor of the Registrant, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant.

            Article X, Section 2 of the Trust Instrument provides that, subject to the provisions of Article IX, the trustees shall not be liable for (i) errors of judgment or mistakes of fact or law or (ii) any act or omission made in accordance with advice of counsel or other experts, or (iii) failure to follow such advice, with respect to the meaning and operation of the Trust Instrument.

            Registrant undertakes to carry out all indemnification provisions of its Trust Instrument and By-laws in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

            Section 9 of the Investment Management and Administration Agreement ("Management Agreement") with Brinson Advisors, Inc. ("Brinson Advisors") (formerly, Mitchell Hutchins Asset Management Inc.) provides that Brinson Advisors shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Management Agreement relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Brinson Advisors in the performance of its duties or from its reckless disregard of its obligations and duties under the Management Agreement. Section 10 of the Management Agreement provides that the Trustees and shareholders shall not be liable for any obligations of the Registrant or any series under the Management Agreement and that Brinson Advisors shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees or shareholders.

            Section 6 of each Sub-Advisory Agreement provides that the applicable Sub-Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the portfolio, the Registrant or its shareholders or by Brinson Advisors in connection with the matters to which such Sub-Advisory Agreement relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from its reckless disregard of its obligations and duties under the Management Agreement.

            Section 9 of the Principal Underwriting Contract provides that the Registrant will indemnify Brinson Advisors and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Brinson Advisors to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Principal Underwriting Contract also provides that Brinson Advisors agrees to indemnify, defend and hold the Registrant, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Brinson Advisors for use in the Registration Statement or arising out of an agreement between Brinson Advisors and any retail dealer, or arising out of supplementary literature or advertising used by Brinson Advisors in connection with the Principal Underwriting Contract.

            Section 9 of the Dealer Agreement with UBS PaineWebber Inc. ("UBS PaineWebber") (formerly, PaineWebber Incorporated) contains provisions similar to Section 9 of the Principal Underwriting Contract, with respect to UBS PaineWebber. Section 3 of the Selected Dealer Agreement also contains provisions similar to Section 9 of the Principal Underwriting Contract, with respect to the applicable dealer.

            Section 15 of the Principal Underwriting Contract contains provisions similar to Section 10 of the Management Agreement.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

            Brinson Advisors is a registered investment advisor and serves as manager for all series of the Trust and investment advisor for PACE Money Market Investments. Brinson Advisors is primarily engaged in the investment management and financial services business. Information on the officers and directors of Brinson Advisors is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference. Brinson Advisors, with the approval of the Registrant's board of trustees, selects investment advisors for each series of the Registrant other than PACE Money Market Investments. The following companies, all of which are registered investment advisors, serve as investment advisors for the other series.

            Pacific Investment Management Company LLC ("PIMCO") serves as investment advisor for PACE Government Securities Fixed Income Investments and PACE Strategic Fixed Income Investments. PIMCO is primarily engaged in the investment management business. Information on the officers and directors of PIMCO is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-7260) and is incorporated herein by reference.

            Metropolitan West Asset Management, LLC ("MWAM") serves as investment advisor for PACE Intermediate Fixed Income Investments. MWAM is primarily engaged in the investment management business. Information on the officers and directors of MWAM is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-53332) and is incorporated herein by reference.

            Standish, Ayer & Wood, Inc. ("Standish") serves as investment advisor for PACE Municipal Fixed Income Investments. Standish is primarily engaged in the investment management business. Information on the officers and directors of Standish is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-584) and is incorporated herein by reference.

            Rogge Global Partners plc serves as an investment advisor for PACE Global Fixed Income Investments. Rogge Global Partners is primarily engaged in the investment management business. Information on the officers and directors of Rogge Global Partners is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-25482) and is incorporated herein by reference.

            Fischer Francis Trees & Watts, Inc. ("FFTW(NY)") and its affiliates serve as investment advisors for PACE Global Fixed Income Investments. FFTW(NY) and its affiliates are primarily engaged in the investment management business. Information on the officers and directors of FFTW(NY) is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-10577) and is incorporated herein by reference. Information about the affiliates of FFTW(NY) is included in their Form ADVs filed with the SEC and is incorporated herein by reference. The registration number for Fisher Francis Trees & Watts (United Kingdom) is 801-37205, the registration number for Fischer Francis Trees & Watts Pte Ltd (Singapore) is 801-56491 and the registration number for Fischer Francis Trees & Watts, Ltd. Kabushiki Kaisha is 801-58057.


            SSgA Funds Management, Inc. ("SSgA") serves as an investment advisor for PACE Large Company Value Equity Investments and PACE Large Company Growth Equity Investments. Information on the officers and directors of SSgA is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-60103) and is incorporated herein by reference.


            Institutional Capital Corporation ("ICAP") serves as an investment advisor for PACE Large Company Value Equity Investments. ICAP is primarily engaged in the investment management business. Information on the officers and directors of ICAP is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-40779) and is incorporated herein by reference.

            Westwood Management Corporation ("Westwood") serves as an investment advisor for PACE Large Company Value Equity Investments. Westwood is primarily engaged in the investment management business. Information on the officers and directors of Westwood is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-18727) and is incorporated herein by reference.

            Alliance Capital Management L.P. ("Alliance Capital") serves as an investment advisor for PACE Large Company Growth Equity Investments. Alliance Capital is primarily engaged in the investment management business. Information on the officers and directors of Alliance Capital is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-32361) and is incorporated herein by reference.

            Ariel Capital Management, Inc. ("Ariel") serves as an investment advisor for PACE Small/Medium Company Value Equity Investments. Ariel is primarily engaged in the investment management business. Information on the officers and directors of Ariel is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-18767) and is incorporated herein by reference.

            ICM Asset Management, Inc. ("ICM") serves as an investment advisor for PACE Small/Medium Company Value Equity Investments. ICM is primarily engaged in the investment management business. Information on the officers and directors of ICM is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-16670) and is incorporated herein by reference.

            Delaware Management Company serves as investment advisor for PACE Small/Medium Company Growth Equity Investments. Delaware Management Company is primarily engaged in the investment management business. Information on the officers and directors of Delaware is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-32108) and is incorporated herein by reference.

            Martin Currie Inc. serves as investment advisor for PACE International Equity Investments. Martin Currie Inc. is primarily engaged in the investment management business. Information on the officers and directors of Martin Currie Inc. is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-14261) and is incorporated herein by reference.

            Schroder Investment Management North America Inc. ("SIMNA") serves as investment advisor for PACE International Emerging Markets Equity Investments. SIMNA is primarily engaged in the investment management business. Information on the officers and directors of SIMNA is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-15834) and is incorporated herein by reference.

Item 27.    PRINCIPAL UNDERWRITERS

            (a) Brinson Advisors serves as principal underwriter and/or investment advisor for the following other investment companies:

                  ALL-AMERICAN TERM TRUST, INC.
                  BRINSON FINANCIAL SERVICES GROWTH FUND, INC.
                  BRINSON INDEX TRUST
                  BRINSON INVESTMENT TRUST
                  BRINSON MANAGED INVESTMENTS TRUST
                  BRINSON MASTER SERIES, INC.
                  BRINSON MONEY SERIES
                  BRINSON SECURITIES TRUST
                  BRINSON SERIES TRUST
                  GLOBAL HIGH INCOME DOLLAR FUND, INC.
                  INSURED MUNICIPAL INCOME FUND, INC.
                  INVESTMENT GRADE MUNICIPAL INCOME FUND, INC.
                  LIQUID INSTITUTIONAL RESERVES
                  MANAGED HIGH YIELD PLUS FUND INC.
                  STRATEGIC GLOBAL INCOME FUND, INC.
                  2002 TARGET TERM TRUST, INC.
                  UBS PAINEWEBBER CASHFUND, INC.
                  UBS PAINEWEBBER MANAGED MUNICIPAL TRUST
                  UBS PAINEWEBBER MUNICIPAL MONEY MARKET SERIES UBS PAINEWEBBER RMA MONEY FUND, INC.
                  UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

            (b) Brinson Advisors is the principal underwriter for the Registrant. UBS PaineWebber acts as a dealer for the shares of the Registrant. The directors and officers of Brinson Advisors, their principal business addresses and their positions and offices with Brinson Advisors are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of UBS PaineWebber, their principal business addresses and their positions and offices with UBS PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated by reference. The information set forth below is furnished for those directors and officers of Brinson Advisors or UBS PaineWebber who also serve as trustees or officers of the Registrant.


NAME                      POSITION WITH REGISTRANT                      POSITION AND OFFICES WITH PRINCIPAL
----                      ---------------------------                   -----------------------------------
                                                                        UNDERWRITER AND/OR DEALER
                                                                        -------------------------
Margo N. Alexander*       Trustee                                       Executive Vice President and a Director of UBS
                                                                        PaineWebber

Brian M. Storms*          President                                     President and Chief Operating Officer of Brinson
                                                                        Advisors

Thomas Disbrow***         Vice President and Assistant Treasurer        Director and a Senior Manager of the Mutual Fund
                                                                        Finance Department of Brinson Advisors

Amy R. Doberman**         Vice President and Secretary                  Executive Director and the General Counsel of Brinson
                                                                        Advisors

NAME                      POSITION WITH REGISTRANT                      POSITION AND OFFICES WITH PRINCIPAL
----                      ---------------------------                   -----------------------------------
                                                                        UNDERWRITER AND/OR DEALER
                                                                        -------------------------
Joanne M. Kilkeary***     Vice President and Assistant Treasurer        Assistant Director and a Manager of the Mutual Fund
                                                                        Finance Department of Brinson Advisors

Kevin J. Mahoney***       Vice President and Assistant Treasurer        Director and a Senior Manager of the Mutual Fund
                                                                        Finance Department of Brinson Advisors

Michael H. Markowitz***   Vice President                                Executive Director, Portfolio Manager and Head of U.S.
                                                                        Short Duration Fixed Income of Brinson Advisors in the
                                                                        Short-Term Strategies Group of Brinson Advisors

Emil Polito*              Vice President                                Executive Director and Head of Investment Support and
                                                                        Mutual Fund Services of Brinson Advisors

Paul H. Schubert***       Vice President and Treasurer                  Executive Director and Head of the Mutual Fund Finance
                                                                        Department of Brinson Advisors

Keith A. Weller**         Vice President and Assistant Secretary        Director and Senior Associate General Counsel of
                                                                        Brinson Advisors


--------------------------------------------------------------------------------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
*** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.

            (c)  None.

Item 28.    LOCATION OF ACCOUNTS AND RECORDS

            The books and other documents required by paragraphs (b)(4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Brinson Advisors at 1285 Avenue of the Americas, New York, New York 10019-6028 and 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29.    MANAGEMENT SERVICES

            Not applicable.

Item 30.    UNDERTAKINGS

            None.

                                   SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 27th day of September, 2001.


                                 PAINEWEBBER PACE SELECT ADVISORS TRUST

                                 By: /s/ Keith A. Weller
                                     --------------------------------------
                                     Keith A. Weller
                                     Vice President and Assistant Secretary

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                                   TITLE                                       DATE
/s/ Brian M. Storms                         President                                   September 27, 2001
-----------------------------               (Chief Executive Officer)
Brian M. Storms*

/s/ E. Garrett Bewkes, Jr.                  Trustee and Chairman                        September 27, 2001
-----------------------------               of the Board of Trustees
E. Garrett Bewkes, Jr.**

/s/ Margo N. Alexander                      Trustee                                     September 27, 2001
-----------------------------
Margo N. Alexander**

/s/ Richard Q. Armstrong                    Trustee                                     September 27, 2001
-----------------------------
Richard Q. Armstrong**

/s/ David J. Beaubien                       Trustee                                     September 27, 2001
-----------------------------
David J. Beaubien**

/s/ Richard R. Burt                         Trustee                                     September 27, 2001
-----------------------------
Richard R. Burt**

/s/ Meyer Feldberg                          Trustee                                     September 27, 2001
-----------------------------
Meyer Feldberg**

/s/ George W. Gowen                         Trustee                                     September 27, 2001
-----------------------------
George W. Gowen**

/s/ William W. Hewitt, Jr.                  Trustee                                     September 27, 2001
-----------------------------
William W. Hewitt, Jr.**

/s/ Morton L. Janklow                       Trustee                                     September 27, 2001
-----------------------------
Morton L. Janklow**

                                            Trustee                                     September   , 2001
-----------------------------
Frederic V. Malek

/s/ Carl W. Schafer                         Trustee                                     September 27, 2001
-----------------------------
Carl W. Schafer**

/s/ William D. White                        Trustee                                     September 27, 2001
-----------------------------
William D. White**

/s/ Paul H. Schubert                        Vice President and Treasurer (Chief         September 27, 2001
-----------------------------               Financial and Accounting Officer)
Paul H. Schubert

* Signature affixed by Keith A. Weller pursuant to power of attorney dated September 25, 2001 and filed herewith.

** Signatures affixed by Keith A. Weller pursuant to powers of attorney dated September 20, 2001 and filed herewith.

                     PAINEWEBBER PACE SELECT ADVISORS TRUST

                                  EXHIBIT INDEX

EXHIBIT
NUMBER

          (1)  (a) Certificate of Business Trust effective September 9, 1994 1/

               (b)  Amended and Restated Trust Instrument 2/


               (c)  Form of Certificate of Amendment to Trust Instrument 14/


          (2)  Amended and Restated By-Laws 2/

          (3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 3/

          (4)  (a) Investment Management and Administration Agreement 4/

               (b) Sub-Advisory Agreement with Pacific Investment Management Company LLC with respect to PACE Government Securities Fixed Income Investments dated as of October 10, 2000 2/

               (c) Sub-Advisory Agreement with Metropolitan West Asset Management LLC with respect to PACE Intermediate Fixed Income Investments dated as of October 10, 2000 2/

               (d) Sub-Advisory Agreement with Pacific Investment Management Company LLC with respect to PACE Strategic Fixed Income Investments dated as of May 5, 2000 2/

               (e) Sub-Advisory Agreement with Standish, Ayer & Wood, Inc. with respect to PACE Municipal Fixed Income Investments dated as of October 10, 2000 2/


               (f) Form of Sub-Advisory Agreement with Standish Mellon Asset Management Company LLC with respect to PACE Municipal Fixed Income Investments 14/


               (g) Sub-Advisory Agreement with Rogge Global Partners plc with respect to PACE Global Fixed Income Investments dated as of October 10, 2000 2/


               (h) Sub-Advisory Agreement with Fischer Francis Trees & Watts, Inc. and its affiliates with respect to PACE Global Fixed Income Investments dated as of November 13, 2000 14/

               (i) Sub-Advisory Agreement with SSgA Funds Management, Inc. with respect to PACE Large Company Value Equity Investments dated as of May 1, 2001 and related Parent Guarantee dated as of April 30, 2001 14/


               (j) Sub-Advisory Agreement with Institutional Capital Corporation with respect to PACE Large Company Value Equity Investments dated as of July 1, 2000 2/

               (k) Sub-Advisory Agreement with Westwood Management Corporation with respect to PACE Large Company Value Equity Investments dated as of July 1, 2000 2/

               (l) Sub-Advisory Agreement with Alliance Capital Management L.P. with respect to PACE Large Company Growth Equity Investments dated as of October 10, 2000 2/


               (m) Sub-Advisory Agreement with SSgA Funds Management, Inc. with respect to PACE Large Company Growth Equity Investments dated as of May 1, 2001 and related Parent Guarantee dated as of April 30, 2001 14/


               (n) Sub-Advisory Agreement with Ariel Capital Management, Inc. with respect to PACE Small/Medium Company Value Equity Investments dated as of October 4, 1999 1/

               (o) Sub-Advisory Agreement with ICM Asset Management, Inc. with respect to PACE Small/Medium Company Value Equity Investments dated as of October 10, 2000 2/

               (p) Sub-Advisory Agreement with Delaware Management Company with respect to PACE Small/Medium Company Growth Equity Investments dated as of December 16, 1996 5/

               (q) Sub-Advisory Agreement with Martin Currie Inc. with respect to PACE International Equity Investments dated as of October 10, 2000 10/

               (r) Sub-Advisory Agreement with Schroder Investment Management North America Inc. with respect to PACE International Emerging Markets Equity Investments dated as of June 15, 1995 4/


          (5)  (a) Form of Principal Underwriting Contract 14/

               (b)  Form of Dealer Agreement with UBS PaineWebber Inc. 14/

               (c)  Form of Selected Dealer Agreement 14/


          (6)  Bonus, profit sharing or pension plans - none

          (7)  Custodian Agreement (to be filed)

          (8)  Transfer Agency Agreement (to be filed)

          (9) Opinions and consents of Counsel on legality of shares (to be filed)

          (10) Other opinions, appraisals, rulings and consents: Auditors' consent (to be filed)

          (11) Financial Statements omitted from prospectus - none

          (12) Letter of investment intent 6/

          (13) Plan pursuant to Rule 12b-1

               (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A shares 2/

               (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares 2/

               (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares 2/

          (14) Plan pursuant to Rule 18f-3 14/

          (15) Code of Ethics

               (a) Code of Ethics for Registrant and Brinson Advisors, Inc. (manager and principal underwriter) 7/

               (b)  Code of Ethics for Pacific Investment Management Company LLC
                    8/

               (c)  Code of Ethics for Metropolitan West Asset Management LLC 9/

               (d)  Code of Ethics for Standish, Ayer & Wood, Inc. 10/

               (e)  Code of Ethics for Rogge Global Partners plc 10/

               (f) Code of Ethics for Fischer Francis Trees & Watts, Inc. and its affiliates 14/

               (g)  Code of Ethics for SSgA Funds Management, Inc. 14/

               (h)  Code of Ethics for Institutional Capital Corporation 11/

               (i)  Code of Ethics for Westwood Management Corporation 11/

               (j)  Code of Ethics for Alliance Capital Management L.P. 14/

               (k)  Code of Ethics for Ariel Capital Management, Inc. 14/

               (l)  Code of Ethics for ICM Asset Management, Inc. 8/

               (m)  Code of Ethics for Delaware Management Company 12/

               (n)  Code of Ethics for Martin Currie Inc. 10/

               (o) Code of Ethics for Schroder Investment Management North America Inc. 9/

          (16) Power of Attorney for Ms. Alexander and Messrs. Armstrong, Beaubien, Bewkes, Burt, Feldberg, Gowen, Hewitt, Janklow, Schafer, Storms and White (filed herewith)


-----------------

1/ Incorporated by reference from Post-Effective Amendment No. 8 to registration statement, SEC File No. 33-87254, filed December 1, 1999.

2/ Incorporated by reference from Registrant's N-14 registration statement for the series designated PACE Intermediate Fixed Income Investments, SEC File No. 333-49052, filed November 1, 2000.

3/ Incorporated by reference from Articles IV, VI, IX and X of Registrant's Trust Instrument and from Articles V and IX of Registrant's By-Laws.

4/ Incorporated by reference from Post-Effective Amendment No. 1 to registration statement, SEC File No. 33-87254, filed February 23, 1996.

5/ Incorporated by reference from Post-Effective Amendment No. 4 to registration statement, SEC File No. 33-87254, filed November 13, 1997.

6/ Incorporated by reference from Registrant's N-1A registration statement, SEC File No. 33-87254, filed June 19, 1995.

7/ Incorporated by reference from Post-Effective Amendment No. 29 to registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed June 27, 2000.

8/ Incorporated by reference from Post-Effective Amendment No. 27 to the registration statement of PaineWebber Securities Trust, SEC File No. 33-55374, filed October 31, 2000.

9/ Incorporated by reference from Post-Effective Amendment No. 68 to the registration statement of PaineWebber Managed Investments Trust, SEC File No. 2-91362, filed October 31, 2000.

10/ Incorporated by reference from Post-Effective Amendment No. 10 to the registration statement, SEC File No. 33-87254, filed November 9, 2000.

11/ Incorporated by reference from Post-Effective Amendment No. 46 to the registration statement of PaineWebber America Fund, SEC File No. 2-78626, filed October 31, 2000.

12/ Incorporated by reference from Post-Effective Amendment No. 16 to the registration statement of PaineWebber Managed Assets Trust, SEC File No. 33-42160, filed October 31, 2000.

13/ Incorporated by reference from Post-Effective Amendment No. 9 to the registration statement, SEC File No. 33-87254, filed September 29, 2000.


14/ Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement, SEC File No. 33-87254, filed on July 31, 2001.